Related Parties and Related Commitments and Contingencies - Schedule of Guarantor Obligations (Details) $ in Millions, ¥ in Billions	Mar. 28, 2025 USD ($)	Mar. 28, 2025 JPY (¥)	Jun. 28, 2024 USD ($)	Jun. 28, 2024 JPY (¥)
Related Party
Loss Contingencies [Line Items]
Total guarantee obligations	$ 1,379	¥ 207	$ 1,299	¥ 208